Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash Flows from Operating Activities:
Net loss for the period	$ (1,395,027)	$ (1,094,066)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	123,891
Depreciation	3,878	16,149
Unrealized gain on marketable equity securities	(930,776)	(35,932)
Amortized interest on term deposits	(411,206)	(384,378)
Changes in non-cash working capital:
Increase in interest on income tax payable	195,043
Decrease in severance accrual	(743,511)	(531,981)
Net decrease (increase) in prepaid expense and other	212,460	328,139
Net increase (decrease) in payables and accrued expenses	658,621	(134,863)
Net cash used in operating activities	(2,286,627)	(1,836,932)
Cash Flows from Investing Activities:
Purchase of term deposits	(6,235,307)	(13,077,305)
Proceeds from maturity of term deposits	8,549,175	10,200,000
Net cash provided by (used in) investing activities	2,313,868	(2,877,305)
Cash Flows from Financing Activities:
Proceeds from the exercise of stock options	192,000
Net cash provided by financing activities	192,000
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	219,241	(4,714,237)
Cash and cash equivalents - beginning of period	8,529,162	15,380,489
Cash and cash equivalents - end of period	$ 8,748,403	$ 10,666,252